Employee Benefits Plan - Summary of Activity in Defined Benefit Obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ (701)	$ (954)
Current service cost	(42)	(55)
Interest cost	25	27
Administration fees disbursements	12	8
Disposals of businesses	1	167
Exchange differences	1	14
Other		(1)
End of period	(629)	(701)
Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(3,547)	(7,621)
Current service cost	(42)	(75)
Administration fees	(12)	(12)
Interest cost	(135)	(192)
Actuarial (losses) gains from changes in financial assumptions	(532)	487
Actuarial gains from changes in demographic assumptions	57	12
Experience gains (losses)	3	10
Contributions by employees	(3)	(8)
Benefits paid	204	284
Administration fees disbursements	11	9
Curtailment gain (loss)	8	31
Disposals of businesses		3,352
Exchange differences	(43)	178
Other	2	(2)
End of period	(4,029)	(3,547)
Funded Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	(39)	(52)
Interest cost	9	12
Administration fees disbursements	11	7
Funded Plans [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(3,164)	(7,182)
Current service cost	(39)	(72)
Administration fees	(11)	(11)
Interest cost	(119)	(177)
Actuarial (losses) gains from changes in financial assumptions	(497)	460
Actuarial gains from changes in demographic assumptions	52	9
Experience gains (losses)	1	9
Contributions by employees	(1)	(6)
Benefits paid	172	256
Administration fees disbursements	11	8
Curtailment gain (loss)	8	32
Disposals of businesses		3,337
Exchange differences	(42)	176
Other	1	(3)
End of period	(3,628)	(3,164)
Unfunded Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	(2)	(2)
Interest cost	12	11
Administration fees disbursements	1	1
Unfunded Plans [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(279)	(325)
Current service cost	(2)	(2)
Administration fees	(1)	(1)
Interest cost	(12)	(11)
Actuarial (losses) gains from changes in financial assumptions	(27)	20
Actuarial gains from changes in demographic assumptions	4	1
Experience gains (losses)	(4)	3
Benefits paid	22	19
Administration fees disbursements		1
Curtailment gain (loss)		(1)
Disposals of businesses		15
Exchange differences	(1)	2
Other	1
End of period	(299)	(279)
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(112)	(142)
Current service cost	(1)	(1)
Interest cost	4	4
Disposals of businesses	1	19
Exchange differences		2
Other		(3)
End of period	(119)	(112)
Other Post Employment Benefits [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(104)	(114)
Current service cost	(1)	(1)
Interest cost	(4)	(4)
Actuarial (losses) gains from changes in financial assumptions	(8)	7
Actuarial gains from changes in demographic assumptions	1	2
Experience gains (losses)	6	(2)
Contributions by employees	(2)	(2)
Benefits paid	10	9
Other		1
End of period	$ (102)	$ (104)